Consolidated Statement of Cash Flows - additional details - Non-cash investing and financing activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Treasury stock issued for settlement of equity-based compensation plan, net of withholding taxes	$ 110	$ 109	$ 107
Non-cash additions of right-of-use assets in exchange for a lease liability	77	191	63
Non-cash additions of property, plant & equipment	70	53	55
Non-cash additions of intangible assets	22	13	16
Non-cash additions of financial assets	$ 0	$ 118	$ 0